UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2012

Place X if Amendment				;	Amendment Number:

This Amendment (place X in only one):		is a restatement.

						adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Emery Howard Portfolio Management
Address:	400 South El Camino Real, Suite 700
		San Mateo, CA  94402


Form 13F File Number: 028-14181

Central Index Key (CIK) Number:				0001495703

CIK Confirmation Code (CCC):				yxhx*8du

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Frank C. Marinaro
Title:		Portfolio Manager, CCO
Phone:		650-579-7100

Signature, Place, and Date of Signing


Frank C. Marinaro				San Mateo, CA					August 3, 2012
[Signature]					[City, State]					[Date]

Report Type (Place an X in only one box):

X	13F HOLDINGS REPORT

	13F NOTICE

	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:	NONE


FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: 						0
Form 13F Information Table Entry Total:						67
Form 13F Information Table Value Total:						252,591
										(thousands)

List of Other Included Managers: NONE


EDGAR FILING DATA

Filing Contact / Notification Email Addresses:

Submission Contact Name:			Kathy Chin
Submission Contact Phone:			650-579-7100

List of Email Addresses to Receive SEC acceptance message:

frank@emeryhoward.com
kathy@emeryhoward.com

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Diamonds: Dow 30               CU               252787106     1655    12887 SH       Sole                                      12887
Powershares QQQ Trust Ser. 1   CU               73935A104     1111    17320 SH       Sole                                      17320
SPDR DJ Wilshire Intl. Real Es CU               78463X863      617    16762 SH       Sole                                      16762
SPDR DJ Wilshire REI ETF       CU               78464A607      602     8265 SH       Sole                                       8265
SPDR Gold Trust                CU               78463V107     1769    11397 SH       Sole                                      11397
SPDR S&P Int'l Small Cap       CU               78463X871     1817    70411 SH       Sole                                      70411
SPDR S&P500                    CU               78462F103    89009   653969 SH       Sole                                     653969
Schwab Intl Equity ETF         CU               808524805     1080    44674 SH       Sole                                      44674
Vanguard Dividend Appreciation CU               921908844     7818   137910 SH       Sole                                     137910
Vanguard High Dividend Yield I CU               921946406      227     4709 SH       Sole                                       4709
Vanguard MSCI EAFE ETF         CU               921943858    38112  1207215 SH       Sole                                    1207215
Vanguard MSCI Emerging Markets CU               922042858    12702   318119 SH       Sole                                     318119
Vanguard Mid-Cap ETF           CU               922908629    17813   230732 SH       Sole                                     230732
Vanguard REIT Index ETF        CU               922908553    14043   214619 SH       Sole                                     214619
Vanguard Small Cap             CU               922908751      961    12639 SH       Sole                                      12639
Vanguard TSM Vipers            CU               922908769      276     3953 SH       Sole                                       3953
iPath DJ AIG Agriculture Total CU               06739H206     1668    29667 SH       Sole                                      29667
iPath Dow Jones-UBS Commodity  CU               06738C778     1287    32032 SH       Sole                                      32032
iShares Dow Jones Select Divid CU               464287168      495     8806 SH       Sole                                       8806
iShares FTSE EPRA/NAREIT Globa CU               464288489     3251   113990 SH       Sole                                     113990
iShares MSCI Emrg Mkt.         CU               464287234      779    19896 SH       Sole                                      19896
iShares Russell 1000 Index     CU               464287622     6736    89569 SH       Sole                                      89569
iShares Russell 2000 Index     CU               464287655    12534   157543 SH       Sole                                     157543
iShares TR Trust S&P 500       CU               464288273     5980    43730 SH       Sole                                      43730
iShares Tr. MSCI EAFE Index Fu CU               464287465     4656    93199 SH       Sole                                      93199
1/100 Berkshire Hathaway Cl A  CS               084990175      250      200 SH       Sole                                        200
AT&T Inc. NEW (frmrly. SBC Com CS               00206R102      690    19346 SH       Sole                                      19346
Amazon.com, Inc.               CS               023135106      402     1761 SH       Sole                                       1761
Amgen, Inc.                    CS               031162100      518     7100 SH       Sole                                       7100
Ants Software.com              CS               037271103        0    14525 SH       Sole                                      14525
Apple Computer                 CS               037833100     3609     6179 SH       Sole                                       6179
Bank of America Corp.          CS               060505104      204    24949 SH       Sole                                      24949
Berkshire Hathaway Cl B        CS               084670207     1135    13621 SH       Sole                                      13621
Cadence Design Systems         CS               127387108      517    47033 SH       Sole                                      47033
Caterpillar Inc.               CS               149123101      305     3589 SH       Sole                                       3589
Chevron Corp.                  CS               166764100     2015    19102 SH       Sole                                      19102
Cisco Systems Inc.             CS               17275R102      896    52162 SH       Sole                                      52162
Exxon Mobil                    CS               30231G102     3480    40665 SH       Sole                                      40665
Facebook, Inc.                 CS               30303M102      218     7000 SH       Sole                                       7000
General Electric Co.           CS               369604103      849    40754 SH       Sole                                      40754
Google                         CS               38259P508      997     1719 SH       Sole                                       1719
Intel Corp.                    CS               458140100      751    28165 SH       Sole                                      28165
Intl Business Machines         CS               459200101      264     1351 SH       Sole                                       1351
Johnson & Johnson              CS               478160104      718    10630 SH       Sole                                      10630
Knoll Inc.                     CS               498904200      827    61600 SH       Sole                                      61600
Levon Resources Ltd. F         CS               527901102        8    20000 SH       Sole                                      20000
Manulife Insurance             CS               56501R106      223    20470 SH       Sole                                      20470
Marvell Tech. Group Ltd. F     CS               G5876H105      237    21000 SH       Sole                                      21000
Monitise PLC ORD F             CS               G6258F105       18    35000 SH       Sole                                      35000
NetApp                         CS               64110D104      222     6963 SH       Sole                                       6963
PG&E Corp                      CS               69331C108      329     7273 SH       Sole                                       7273
Patient Safety Techs Inc.      CS               70322H106       55    32000 SH       Sole                                      32000
Pepsico Inc.                   CS               713448108      417     5905 SH       Sole                                       5905
Pfizer Inc.                    CS               717081103      247    10737 SH       Sole                                      10737
Philip Morris Intl. Inc.       CS               718172109      480     5504 SH       Sole                                       5504
Proctor & Gamble               CS               742718109      467     7621 SH       Sole                                       7621
Qualcomm                       CS               747525103      331     5943 SH       Sole                                       5943
Quantum Corp. DLT & Storage    CS               747906204       30    15000 SH       Sole                                      15000
Renren Inc. ADR F Spon. Class  CS               759892102       45    10000 SH       Sole                                      10000
Repro Medical System Inc.      CS               759910102        6    25000 SH       Sole                                      25000
Robert Half Int'l.             CS               770323103     1177    41192 SH       Sole                                      41192
Royal Dutch Shell A ADRF Spons CS               780259206      409     6060 SH       Sole                                       6060
United Parcel Service          CS               911312106      488     6202 SH       Sole                                       6202
Verizon                        CS               92343V104      332     7464 SH       Sole                                       7464
Visa Inc. Cl. A                CS               92826C839      581     4699 SH       Sole                                       4699
Wal-Mart Stores                CS               931142103      204     2926 SH       Sole                                       2926
Wells Fargo & Company          CS               949746101      642    19205 SH       Sole                                      19205